Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended			0 Months Ended
	Mar. 17, 2014	Feb. 05, 2014	Apr. 18, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 08, 2014 Five new-building aframax tankers	Jan. 30, 2014 Preferred Class B Shares	Jan. 30, 2014 Preferred Class C Shares	Feb. 05, 2014 Common shares issued upon the exercise in full of option to purchase additional shares by the underwriters	Mar. 18, 2014 Four new-building aframax crude carriers	Mar. 04, 2014 Four new-building aframax crude carriers	Feb. 26, 2014 Four new-building aframax crude carriers
Subsequent events [Line Items]
Amount paid				$ 37,182	$ 81,848	$ 37,937	$ 25,610				$ 20,688
Preferred stock - Dividend per share paid								$ 0.5	$ 0.73958
Common shares issued		12,995,000	10,000,000		10,000,000					1,695,000
Common shares offered, price per share		$ 6.65	$ 6.5
Common shares - par value				$ 1	$ 1
Net proceeds from public offering		$ 82,678	$ 62,329	$ 7,045	$ 62,329	$ 0
Number of new building contracts													4
Time charter agreement duration												Five to twelve years
Common stock - Dividends per share declared	$ 0.05
Common stock - Dividends per share declared - payment date	May 22, 2014
Common stock - Dividends per share declared - record date	May 19, 2014